COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2025
COMMISSIONS AND FEES [Abstract]
Schedule of Commissions and Fees
This item consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Performance obligations at a point in time:
Maintenance of accounts and card services	1,627,260	1,808,445	1,524,298
Commissions for banking services	654,871	542,592	443,040
Commissions for transfers	229,567	90,721	291,692
Collection services	185,302	143,674	119,563
Operational commissions	80,212	45,955	41,082
Commissions for intermediation in virtual platforms	72,594	35,686	41,376
Commissions for loans	60,183	41,866	32,253
Commissions for consulting and technical studies	54,306	84,494	61,390
Commissions for brokerages, stockbrokers and stock markets	41,531	67,329	43,861
Others	117,725	93,929	158,988
	3,123,551	2,954,691	2,757,543

Performance obligations over time:
Commissions for funds and equity management	725,220	742,250	700,663
Commissions for contingent operations	298,989	298,570	300,720
Commissions for custody of securities	51,959	56,592	45,533
	1,076,168	1,097,412	1,046,916

Total	4,199,719	4,052,103	3,804,459